UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09709
                                                    ----------

                      Highland Floating Rate Advantage Fund
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               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
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               (Address of principal executive offices) (Zip code)


                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
                  ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
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                       Date of fiscal year end: August 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005
                      HIGHLAND FLOATING RATE ADVANTAGE FUND

SUN HEALTHCARE GROUP, INC.

Ticker:  SUNH                               Security ID: 866933401
Meeting Date: May 19, 2005                  Meeting Type: Annual

 #                                PROPOSAL                              MGT REC       VOTE CAST       SPONSOR
 -------  ---------------------------------------------------------- -------------- -------------- ---------------
 1.1      Elect Director Gregory S. Anderson                         No vote        No vote         Management
 1.2      Elect Director Tony M. Astorga                             No vote        No vote         Management
 1.3      Elect Director John M. Finlayson                           No vote        No vote         Management
 1.4      Elect Director Christian K. Bement                         No vote        No vote         Management
 1.5      Elect Director Steven M. Looney                            No vote        No vote         Management
 1.6      Elect Director Richard K. Matros                           No vote        No vote         Management
 2        Ratify Appointment of Independent Auditors                 No vote        No vote         Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Highland Floating Rate Advantage Fund
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By (Signature and Title)* /s/ James D. Dondero
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)
Date    August 24, 2005
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*Print the name and title of each signing officer under his or her signature.